Investments in Securities and Affiliated Companies (Schedule of Condensed Operations Statements Affiliates) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues	¥ 9,315,807	¥ 8,968,546	¥ 10,000,369
Cost of sales	6,967,433	6,849,255	7,816,180
Selling, general and administrative expenses	1,903,866	1,917,132	2,057,043
Impairment losses for long-lived assets	35,170	25,196	128,400
Restructuring charges	5,757	25,154	22,927
Loss before income taxes	270,001	(16,083)	(315,032)
Income taxes	122,057	61,155	177,624
Net loss	238,869	(106,961)	(787,337)
Net loss attributable to noncontrolling interests	64,257	22,570	(7,783)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)
Noncontrolling interests (notes 6 and 12) | Renesas [Member]
Net loss attributable to noncontrolling interests		(183)	(1,318)
Net loss attributable to affiliated companies		(86,366)	(218,530)
Percentage of ownership in equity investees		55.00%	55.00%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments		(47,501)	(120,192)
Consolidation and reconciling adjustments		(96)	(196)
Equity in net loss of affiliated companies		(47,597)	(120,388)
Noncontrolling interests (notes 6 and 12) | CHMC [Member]
Net loss attributable to affiliated companies		(29,368)	(12,461)
Percentage of ownership in equity investees		49.00%	49.00%
Equity in net loss of affiliated companies, before consolidating and reconciling adjustments		(14,390)	(6,106)
Consolidation and reconciling adjustments		(1)	141
Equity in net loss of affiliated companies		(14,391)	(5,965)
Other Affiliates [Member] | Noncontrolling interests (notes 6 and 12)
Net loss attributable to affiliated companies		(51,729)	(164,437)
Equity in net loss of affiliated companies		3,802	(35,852)
Total [Member] | Noncontrolling interests (notes 6 and 12)
Net loss attributable to affiliated companies	(69,878)	(167,463)	(395,428)
Equity in net loss of affiliated companies		(58,186)	(162,205)
Renesas [Member]
Revenues		599,791	702,739
Cost of sales		(555,990)	(662,626)
Gross profit		43,801	40,113
Selling, general and administrative expenses		(108,003)	(134,302)
Impairment losses for long-lived assets		(4,551)	(9,627)
Restructuring charges		(202)	(16,872)
Other deductions (net)		(12,603)	(16,494)
Loss before income taxes		(81,558)	(137,182)
Income taxes		(4,991)	(82,666)
Net loss		(86,549)	(219,848)
Percentage of ownership in equity investees		55.00%
CHMC [Member]
Revenues		99,623	156,750
Cost of sales		(110,381)	(156,645)
Gross profit		(10,758)	105
Selling, general and administrative expenses		(14,448)	(10,363)
Other deductions (net)		(12)	(686)
Loss before income taxes		(25,218)	(10,944)
Income taxes		(4,150)	(1,517)
Net loss		(29,368)	(12,461)
Percentage of ownership in equity investees		49.00%
Other Affiliates [Member]
Revenues		1,170,893	1,583,498
Cost of sales		(1,007,203)	(1,420,373)
Gross profit		163,690	163,125
Selling, general and administrative expenses		(176,368)	(187,693)
Total [Member]
Revenues	2,208,543	1,870,307	2,442,987
Cost of sales		(1,673,574)	(2,239,644)
Gross profit	588,095	196,733	203,343
Selling, general and administrative expenses		¥ (298,819)	¥ (332,358)